Share-based compensation - Range of exercise prices in stock options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 6 months 10 days
Number of stock options outstanding (in shares) | shares	173,251	200,631	198,221
Weighted average exercise price (in usd per option)	$ 49.44	$ 49.07	$ 48.55
Number of stock options exercisable (in shares) | shares	146,303
Weighted average exercise price, exercisable options (in usd per option)	$ 51.06
$29.27 to $35.51
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	3 years 1 month 20 days
Number of stock options outstanding (in shares) | shares	63,307
Weighted average exercise price (in usd per option)	$ 33.29
Number of stock options exercisable (in shares) | shares	47,867
Weighted average exercise price, exercisable options (in usd per option)	$ 34.59
$29.27 to $35.51 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	29.27
$29.27 to $35.51 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	$ 35.51
$45.40 to $50.17
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	3 years 2 months 1 day
Number of stock options outstanding (in shares) | shares	24,034
Weighted average exercise price (in usd per option)	$ 50.17
Number of stock options exercisable (in shares) | shares	24,034
Weighted average exercise price, exercisable options (in usd per option)	$ 50.17
$45.40 to $50.17 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	45.40
$45.40 to $50.17 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	$ 50.17
$54.65 to $78.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	1 year 10 months 20 days
Number of stock options outstanding (in shares) | shares	85,910
Weighted average exercise price (in usd per option)	$ 61.13
Number of stock options exercisable (in shares) | shares	74,402
Weighted average exercise price, exercisable options (in usd per option)	$ 61.94
$54.65 to $78.59 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	54.65
$54.65 to $78.59 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	$ 78.59